Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 9,137	$ 26,415	$ 7,233
Accounts receivable, net	8,005	6,341	4,400
Inventory, net	14,930	14,214	5,857
Prepaid expenses	4,383	4,673	1,846
Total current assets	36,455	51,643	19,336
Property and equipment, net	67	65	64
Total assets	36,522	51,708	19,400
Current liabilities:
Senior notes payable	38,485	42,269	41,902
Accounts payable	14,056	13,945	12,107
Accrued expenses	11,433	8,261	4,631
Deferred revenue	1,980	1,585	1,172
Total current liabilities	65,954	66,060	59,812
Convertible notes payable to related parties		0	77,911
Royalty obligation		0	9,262
Derivative warrant liability	925	1,567	0
Total liabilities	66,879	67,627	146,985
Commitments and contingencies (See Note 12)
Redeemable convertible preferred stock, $0.001 par value, 0 and 53,340,636 shares authorized at December 31, 2021 and December 31, 2020, respectively; 0 and 36,756,498 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively		0	198,195
Stockholders' deficit:
Preferred stock $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	0	0	0
Common stock $0.0001 par value; 125,000,000 shares authorized; 24,750,011 and 24,025,817 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	2	2	0
Additional paid-in capital	306,166	305,734	0
Accumulated deficit	(336,525)	(321,655)	(325,780)
Total stockholders' equity (deficit)	(30,357)	(15,919)	(325,780)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 36,522	$ 51,708	$ 19,400